Pacer Data and Digital Revolution ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Industrials - 7.6%
AAON, Inc. (a)	1,843	$153,890
Atkore, Inc.	749	57,688
Carrier Global Corp.	19,676	1,350,167
Johnson Controls International PLC	15,104	1,585,920
Legrand SA	5,964	887,047
Lennox International, Inc.	814	495,726
Nexans SA	983	142,324
nVent Electric PLC	3,775	296,035
SPX Technologies, Inc. (b)	1,067	194,610
Time Interconnect Technology Ltd.	44,511	53,130
Trane Technologies PLC	5,110	2,238,589
		7,455,126

Information Technology - 92.3%(c)
A10 Networks, Inc.	1,630	30,025
Advanced Micro Devices, Inc. (b)	45,735	8,063,538
Akamai Technologies, Inc. (b)	3,348	255,486
Ambarella, Inc. (b)	961	63,512
Arista Networks, Inc. (b)	28,794	3,547,997
ARM Holdings PLC - ADR (a)(b)	24,099	3,406,996
AvePoint, Inc. (b)	4,625	88,245
Belden, Inc.	893	110,419
BlackBerry Ltd. (b)	13,596	50,153
Broadcom, Inc.	36,540	10,731,798
Calix, Inc. (b)	1,462	82,881
CGI, Inc.	4,550	439,614
Check Point Software Technologies Ltd. (b)	2,479	461,590
Ciena Corp. (a)(b)	3,243	301,080
Cisco Systems, Inc.	112,221	7,640,006
Commvault Systems, Inc. (b)	1,012	192,229
Computacenter PLC	2,405	73,074
Confluent, Inc. - Class A (b)	6,516	115,496
Credo Technology Group Holding Ltd. (b)	3,892	434,153
Crowdstrike Holdings, Inc. - Class A (b)	5,710	2,595,595
CyberArk Software Ltd. (b)	1,131	465,373
Datadog, Inc. - Class A (b)	7,326	1,025,493
Digi International, Inc. (b)	831	27,099
DigitalOcean Holdings, Inc. (a)(b)	2,069	57,642
Dropbox, Inc. - Class A (b)	4,792	130,199
DXC Technology Co. (b)	4,122	56,100
Dynatrace, Inc. (b)	6,856	360,694
Elastic NV (b)	2,383	199,457
ePlus, Inc. (b)	590	38,220
Extreme Networks, Inc. (b)	3,032	53,545
F5, Inc. (b)	1,309	410,267
Fortinet, Inc. (b)	17,556	1,753,844
Hewlett Packard Enterprise Co.	30,128	623,348
Informatica, Inc. - Class A (b)	5,872	145,038
Intel Corp. (a)	100,057	1,981,129
InterDigital, Inc. (a)	593	153,113
Kingsoft Cloud Holdings Ltd. (b)	94,030	93,551
Marvell Technology, Inc.	19,814	1,592,451
MicroStrategy, Inc. (b)	5,819	2,338,423
MongoDB, Inc. (b)	1,858	442,000
Motorola Solutions, Inc.	3,823	1,678,221
NetApp, Inc.	4,730	492,535
NetScout Systems, Inc. (b)	1,623	34,765
Nokia OYJ	124,445	511,049
Nutanix, Inc. (b)	6,117	459,815
NVIDIA Corp.	65,216	11,599,970
Okta, Inc. (a)(b)	3,805	372,129
Oracle Corp.	50,605	12,842,031
Oracle Corp. Japan	2,930	319,390
Palo Alto Networks, Inc. (a)(b)	15,187	2,636,463
Pure Storage, Inc. (a)(b)	7,506	446,757
Qorvo, Inc. (b)	2,145	179,322
Qualys, Inc. (b)	823	109,517
Radware Ltd. (b)	970	24,832
Rapid7, Inc. (b)	1,457	30,772
Rubrik, Inc. - Class A (b)	2,360	224,082
Seagate Technology Holdings PLC	4,862	763,383
Semtech Corp. (a)(b)	1,976	100,974
SentinelOne, Inc. - Class A (b)	7,196	131,975
Silicon Motion Technology Corp. - ADR	750	57,405
Snowflake, Inc. (a)(b)	7,666	1,713,351
Softcat PLC	4,550	98,327
Super Micro Computer, Inc. (a)(b)	13,684	806,945
TE Connectivity PLC	6,810	1,401,157
Tenable Holdings, Inc. (a)(b)	2,781	87,073
Teradata Corp. (b)	2,167	45,355
Trend Micro, Inc.	3,200	196,216
Ubiquiti, Inc.	1,380	600,949
Varonis Systems, Inc. (b)	2,551	142,422
VSTECS Holdings Ltd.	32,775	38,077
Western Digital Corp.	7,995	629,127
Zscaler, Inc. (b)	3,557	1,015,737
		90,420,996
TOTAL COMMON STOCKS (Cost $74,815,719)		97,876,122

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58% (d)	9,280,035	9,280,035
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $9,280,035)		9,280,035

TOTAL INVESTMENTS - 109.4% (Cost $84,095,754)		107,156,157
Liabilities in Excess of Other Assets - (9.4)%		(9,215,470)
TOTAL NET ASSETS - 100.0%		$97,940,687
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $8,479,422.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer Data and Digital Revolution ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$97,876,122	$–	$–	$97,876,122
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	9,280,035
Total Investments	$97,876,122	$–	$–	$107,156,157

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $9,280,035 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.